Short-term Borrowings - Secured Short-term Borrowings (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Short Term Debt [Line Items]
Short-term borrowings	$ 249,497	$ 318,978
(a) Revolving overdraft credit facility dated 5/06/2015
Short Term Debt [Line Items]
Short-term borrowings	5,356	6,993
(b) Security agreement dated 8/12/2015
Short Term Debt [Line Items]
Short-term borrowings	80,000	110,500
(c) Borrowing base facility agreement dated 9/16/2015
Short Term Debt [Line Items]
Short-term borrowings	$ 164,141	$ 201,485